Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis for types of risk
The following table sets forth foreign currency sensitivity analysis of a hypothetical 10% change in exchange rate of the U.S. dollar against the Australian dollar to our cash flow hedging portfolio:

Foreign Currency Sensitivity	Effect on other comprehensive income, before tax
	2021	2020
	(U.S. $ in thousands)
Foreign currency forward contracts - cash flow hedging:
U.S. dollar +10%, decrease in fair value of foreign currency forward contracts	$(39,416)	$(26,999)
U.S. dollar -10%, increase in fair value of foreign currency forward contracts	39,416	26,999
The following table sets forth equity price sensitivity analysis of a hypothetical 10% change in share prices:

Equity Price Sensitivity	Effect on other non-operating expense, net		Effect on other comprehensive income, before tax
	2021	2020	2021	2020
	(U.S. $ in thousands)
Fair Value change of the Exchange and Capped Call Derivatives:
Increase in our share price of 10%	$(107,880)	$(192,641)	$—	$—
Decrease in our share price of 10%	106,241	184,784	—	—

Fair value change of marketable equity investments:
Increase in respective share prices of 10%	—	—	11,041	10,019
Decrease in respective share prices of 10%	—	—	(11,041)	(10,019)
The following table sets forth an interest rate sensitivity analysis of a hypothetical 100 basis point change in interest rates. This estimate is based on a sensitivity model that measures market value changes when changes in interest rates occur:

Interest Rate Sensitivity	Effect on other comprehensive income, before tax
	2021	2020
	(U.S. $ in thousands)
Change in market value of debt investments:
Interest Rate +100bps, decrease in market value of debt investments	$(1,888)	$(5,397)
Interest Rate -100bps, increase in market value of debt investments	259	1,617

Change in market value of interest rate swap:
Interest Rate +100bps, increase in market value of interest rate swaps	24,845	—
Interest Rate -100bps, decrease in market value of interest rate swaps	(20,635)	—
The table below present stock price volatility sensitivity analysis of the fair value change assume a 10% higher volatility, holding other inputs constant:

Stock Price Volatility Sensitivity	Effect on Other non-operating expense, net
	2021	2020
	(U.S. $ in thousands)
Stock price volatility range as of fiscal year end	39.3%	39.2% - 42.8%
Fair value change of the exchange feature of the Notes	$(1,347)	$(21,973)
Fair value change of the Capped Call Derivatives	—	(15,393)

Schedule of contractual maturities of financial liabilities
Contractual maturities of financial liabilities are as follows:

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
	(U.S. $ in thousands)
As of June 30, 2021
Financial liabilities:
Trade and other payables	$266,497	$—	$—	$—	$266,497
Lease obligations (1)	48,297	77,768	65,227	91,131	282,423
Derivative liabilities	11,438	669	—	—	12,107
Exchangeable senior notes (2)	1,109,593	—	—	—	1,109,593
	$1,435,825	$78,437	$65,227	$91,131	$1,670,620
As of June 30, 2020
Financial liabilities:
Trade and other payables	$202,570	$—	$—	$—	$202,570
Lease liabilities (1)	41,584	109,015	54,325	92,158	297,082
Derivative liabilities	1,507	2	—	—	1,509
Exchangeable senior notes (2)	2,211,244	—	—	—	2,211,244
	$2,456,905	$109,017	$54,325	$92,158	$2,712,405
(1) Lease obligations represent undiscounted lease payments excluding certain low-value and short-term leases, refer to Note 12, “Leases” for details.
(2) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2021 and 2020, respectively. Refer to Note 16, “Debt” for details.

Schedule of financial assets measured at fair value	The following table presents the Group’s financial assets and liabilities as of June 30, 2021, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$20,966	$—	$—	$20,966
Agency securities	—	4,600	—	4,600
Commercial paper	—	149,347	—	149,347
Short-term investments:
U.S. treasury securities	—	209,948	—	209,948
Agency securities	—	5,752	—	5,752
Certificates of deposit and time deposits	—	6,653	—	6,653
Corporate debt securities	—	87,948	—	87,948
Municipal securities	—	2,700	—	2,700
Current derivative assets:
Derivative assets - foreign exchange hedging	—	3,333	—	3,333
Derivative assets - capped call transactions	—	—	124,153	124,153
Non-current derivative assets:
Derivative assets - interest rate swaps	—	3,147	—	3,147
Other non-current assets:
Certificates of deposit and time deposits	—	2,600	—	2,600
Marketable equity securities	110,409	—	—	110,409
Non-marketable equity securities	—	—	11,750	11,750
Total assets measured at fair value	$131,375	$476,028	$135,903	$743,306

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$8,058	$—	$8,058
Derivative liabilities - interest rate swaps	—	3,380	—	3,380
Derivative liabilities - exchangeable feature of the Notes	—	—	760,689	760,689
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	669	—	669
Total liabilities measured at fair value	$—	$12,107	$760,689	$772,796
The following table presents the Group’s financial assets and liabilities as of June 30, 2020, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$439,947	$—	$—	$439,947
U.S. treasury securities	—	5,599	—	5,599
Agency securities	—	8,749	—	8,749
Commercial paper	—	167,248	—	167,248
Corporate debt securities	—	27,365	—	27,365
Short-term investments:
U.S. treasury securities	—	296,118	—	296,118
Agency securities	—	24,586	—	24,586
Certificates of deposit and time deposits	—	12,052	—	12,052
Commercial paper	—	31,937	—	31,937
Corporate debt securities	—	308,651	—	308,651
Municipal securities	—	2,728	—	2,728
Current derivative assets:
Derivative assets - foreign exchange hedging	—	16,879	—	16,879
Derivative assets - capped call transactions	—	—	310,608	310,608
Other non-current assets:
Certificates of deposit and time deposits	—	3,347	—	3,347
Marketable equity securities	100,187	—	—	100,187
Non-marketable equity securities	—	—	3,750	3,750
Total assets measured at fair value	$540,134	$905,259	$314,358	$1,759,751

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$1,507	$—	$1,507
Derivative liabilities - exchangeable feature of exchangeable senior notes	—	—	1,283,089	1,283,089
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	2	—	2
Total liabilities measured at fair value	$—	$1,509	$1,283,089	$1,284,598
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Purchases	—	1	750
Gains (losses)
Recognized in other non-operating expense, net	96,011	(431,964)	—
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2020
Recognized in other non-operating expense, net	$96,011	$(431,964)	$—

Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Settlements or purchases	(203,093)	1,155,484	10,250
Gains (losses)
Recognized in other non-operating expense, net	16,638	(633,084)	(2,000)
Recognized in other comprehensive income (loss)	—	—	(250)
Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2021
Recognized in other non-operating expense, net	$14,764	$(308,820)	$(2,000)
Recognized in other comprehensive income (loss)	—	—	(250)
As of June 30, 2021, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$209,567	$407	$(26)	$209,948
Agency securities	5,750	2	—	5,752
Certificates of deposit and time deposits	9,253	—	—	9,253
Corporate debt securities	87,626	322	—	87,948
Municipal securities	2,700	—	—	2,700
Non-marketable debt securities	2,000	—	(2,000)	—
Total debt investments	$316,896	$731	$(2,026)	$315,601
Equity Investments
Marketable equity securities	$10,270	$100,139	$—	$110,409
Non-marketable equity securities	12,000	—	(250)	11,750
Total equity investments	$22,270	$100,139	$(250)	$122,159
Total investments	$339,166	$100,870	$(2,276)	$437,760
As of June 30, 2020, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$294,103	$2,017	$(2)	$296,118
Agency securities	24,280	306	—	24,586
Certificates of deposit and time deposits	15,399	—	—	15,399
Commercial paper	31,937	—	—	31,937
Corporate debt securities	305,448	3,205	(2)	308,651
Municipal securities	2,700	28	—	2,728
Total debt investments	$673,867	$5,556	$(4)	$679,419
Equity Investments
Marketable equity securities	$20,270	$79,917	$—	$100,187
Non-marketable equity securities	3,750	—	—	3,750
Total equity investments	$24,020	$79,917	$—	$103,937
Total investments	$697,887	$85,473	$(4)	$783,356

Schedule of financial liabilities measured at fair value	The following table presents the Group’s financial assets and liabilities as of June 30, 2021, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$20,966	$—	$—	$20,966
Agency securities	—	4,600	—	4,600
Commercial paper	—	149,347	—	149,347
Short-term investments:
U.S. treasury securities	—	209,948	—	209,948
Agency securities	—	5,752	—	5,752
Certificates of deposit and time deposits	—	6,653	—	6,653
Corporate debt securities	—	87,948	—	87,948
Municipal securities	—	2,700	—	2,700
Current derivative assets:
Derivative assets - foreign exchange hedging	—	3,333	—	3,333
Derivative assets - capped call transactions	—	—	124,153	124,153
Non-current derivative assets:
Derivative assets - interest rate swaps	—	3,147	—	3,147
Other non-current assets:
Certificates of deposit and time deposits	—	2,600	—	2,600
Marketable equity securities	110,409	—	—	110,409
Non-marketable equity securities	—	—	11,750	11,750
Total assets measured at fair value	$131,375	$476,028	$135,903	$743,306

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$8,058	$—	$8,058
Derivative liabilities - interest rate swaps	—	3,380	—	3,380
Derivative liabilities - exchangeable feature of the Notes	—	—	760,689	760,689
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	669	—	669
Total liabilities measured at fair value	$—	$12,107	$760,689	$772,796
The following table presents the Group’s financial assets and liabilities as of June 30, 2020, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$439,947	$—	$—	$439,947
U.S. treasury securities	—	5,599	—	5,599
Agency securities	—	8,749	—	8,749
Commercial paper	—	167,248	—	167,248
Corporate debt securities	—	27,365	—	27,365
Short-term investments:
U.S. treasury securities	—	296,118	—	296,118
Agency securities	—	24,586	—	24,586
Certificates of deposit and time deposits	—	12,052	—	12,052
Commercial paper	—	31,937	—	31,937
Corporate debt securities	—	308,651	—	308,651
Municipal securities	—	2,728	—	2,728
Current derivative assets:
Derivative assets - foreign exchange hedging	—	16,879	—	16,879
Derivative assets - capped call transactions	—	—	310,608	310,608
Other non-current assets:
Certificates of deposit and time deposits	—	3,347	—	3,347
Marketable equity securities	100,187	—	—	100,187
Non-marketable equity securities	—	—	3,750	3,750
Total assets measured at fair value	$540,134	$905,259	$314,358	$1,759,751

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$1,507	$—	$1,507
Derivative liabilities - exchangeable feature of exchangeable senior notes	—	—	1,283,089	1,283,089
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	2	—	2
Total liabilities measured at fair value	$—	$1,509	$1,283,089	$1,284,598
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Purchases	—	1	750
Gains (losses)
Recognized in other non-operating expense, net	96,011	(431,964)	—
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2020
Recognized in other non-operating expense, net	$96,011	$(431,964)	$—

Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Settlements or purchases	(203,093)	1,155,484	10,250
Gains (losses)
Recognized in other non-operating expense, net	16,638	(633,084)	(2,000)
Recognized in other comprehensive income (loss)	—	—	(250)
Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2021
Recognized in other non-operating expense, net	$14,764	$(308,820)	$(2,000)
Recognized in other comprehensive income (loss)	—	—	(250)

Schedule of valuation techniques and inputs used in fair value measurement
The following table sets forth a description of the valuation techniques and the inputs used in fair value measurement:

Type	Level	Valuation Technique	Inputs
Money market fund	Level 1	Quoted price in active market	N/A
Marketable equity securities	Level 1	Quoted price in active market	N/A
Marketable debt securities	Level 2	Quoted market price to the extent possible or alternative pricing sources and models utilizing market observable inputs	N/A
Non-marketable equity securities	Level 3	Publicly available financing round valuation	N/A
Non-marketable debt securities	Level 3	Discounted cash flow	Timing, probability, and amount of forecasted cash flows associated with liquidation of the securities
Foreign currency forward contracts	Level 2	Discounted cash flow	Foreign currency spot and forward rate Interest rate Credit quality of counterparties
Interest rate swaps	Level 2	Discounted cash flow	Forward and contract interest rates Credit quality of counterparties
Exchange feature of the Notes	Level 3	Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
Capped Call Derivatives	Level 3	Prior to December 31, 2020: Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
		On December 31, 2020 and after: Non-binding quoted price obtained from counterparty banks*	N/A
Exchangeable senior notes	Level 2	Quoted market price	N/A
*On December 31, 2020, the Group changed the valuation technique of capped call derivatives from income approach to market approach, which is a more meaningful indicator of fair value given the Group’s intention to settle the Notes and related capped call derivatives earlier than their contractual maturity.

Schedule of Group's investments
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Unrealized fair value movements on marketable debt investments recognized in other comprehensive income	$(4,779)	$5,750	$1,355
Gains recognized into profit or loss on sale of debt investments	65	697	15
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	(2,000)	—	—
Fair value movements on equity investments recognized in other comprehensive income	48,080	41,255	38,662
The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$265,679	$443,324
Due after one year	49,922	236,095
Total investments	$315,601	$679,419

Schedule of fair value of derivative instruments	The fair value of the hedging derivative instruments were as follows:

		As of June 30,
	Statement of Financial Position Location	2021	2020
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$3,325	$14,195
Interest rate swaps	Other non-current assets	3,147	—
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	8	2,684
Total derivative assets		$6,480	$16,879

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$5,336	$1,164
Foreign exchange forward contracts	Other non-current liabilities	669	2
Interest rate swaps	Current derivative liabilities	3,380	—
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	2,722	343
Total derivative liabilities		$12,107	$1,509

Schedule of notional amounts of derivative instruments
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2021 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
Forward contracts:
AUD/USD forward contracts:
Notional amount	$623,321	$24,627	$647,948	$397,184	$250,764	$647,948
Average forward rate	0.7563	0.7718	0.7569	0.7563	0.7579	0.7569
EUR/USD forward contracts:
Notional amount	11,040	—	11,040	—	11,040	11,040
Average forward rate	1.2025	—	1.2025	—	1.2025	1.2025
Total	$634,361	$24,627	$658,988	$397,184	$261,804	$658,988

Interest rate swaps:
Notional amount	$—	$650,000	$650,000	$650,000	$—	$650,000
Average fixed rate		0.81%	0.81%	0.81%		0.81%
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2020 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
AUD/USD forward contracts:
Notional amount	$393,705	$8,441	$402,146	$256,890	$145,256	$402,146
Average forward rate	0.6610	0.6844	0.6757	0.6536	0.6754	0.6757
EUR/USD forward contracts:
Notional amount	7,205	—	7,205	—	7,205	7,205
Average forward rate	1.1179	—	1.1179	—	1.1179	1.1179
Total	$400,910	$8,441	$409,351	$256,890	$152,461	$409,351

Schedule of effects of derivatives designated as hedging instruments on consolidated financial statements
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Forward contracts:
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$19,302	$3,048	$(8,369)
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$35,077	$(13,663)	$(9,908)
Recognized in cost of revenues	1,326	(807)	(713)
Recognized in research and development	28,490	(9,647)	(6,935)
Recognized in marketing and sales	400	(273)	(194)
Recognized in general and administrative	4,861	(2,936)	(2,066)

Change in fair value used for measuring ineffectiveness:
Cash flow hedging instruments	$19,312	$2,889	$(8,345)
Hedged item - highly probable forecast purchases	19,302	3,048	(8,369)
Gains (losses) recognized into general and administrative - ineffective portion	10	(159)	24

Interest rate swaps:
Gross unrealized loss recognized in other comprehensive income (loss)	$(233)	$—	$—